Settlement Proceeds	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Description of Plan [Line Items]
Settlement Proceeds	Settlement Proceeds
The Company resolved a lawsuit that claimed certain actions related to the Plan violated ERISA’s fiduciary rules. Although the Company, its officers, and the Plan’s Administrative Committee strongly denied any wrongdoing and actively contested the allegations, they chose to settle the case to avoid continued litigation. The Court approved the settlement on December 12, 2023. In accordance with the Court-approved allocation plan, a total of $1,308,804 in settlement proceeds was distributed to participants’ accounts in the Plan in 2024.